COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2012 plaintiff
Commitments and Contingencies:
Contract liabilities	$ 2,540,642
Legal proceedings provision	6,000
Legal proceedings
Commitments and Contingencies:
Number of plaintiffs - federal case | plaintiff			1,800
Number of plaintiffs - ohio case | plaintiff			8,000
Surety bonds
Commitments and Contingencies:
Financial effect	46,300	$ 63,400
Letters of credit
Commitments and Contingencies:
Financial effect	77,800
Not later than one year
Commitments and Contingencies:
Contract liabilities	336,773
1-3 years
Commitments and Contingencies:
Contract liabilities	1,713,758
4-5 years
Commitments and Contingencies:
Contract liabilities	384,634
More than 5 years
Commitments and Contingencies:
Contract liabilities	$ 105,477